Personnel expenses (Tables)	3 Months Ended
Jun. 30, 2019
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Salaries and variable compensation	2,523	2,420	2,456	4,943	5,197
Financial advisor compensation[1]	1,005	960	1,007	1,965	2,040
Contractors	96	96	129	192	251
Social security	195	213	197	408	439
Pension and other post-employment benefit plans	194	224	170	418	135[2]
Other personnel expenses	140	128	144	269	294
Total personnel expenses	4,153	4,043	4,102	8,196	8,357
1 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 2 Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 29 Pension and other post-employment benefit plans” in the “Consolidated financial statements” section of our Annual Report 2018 for more information.